1. Business, Going Concern, Liquidity and Summary of Significant Accounting Policies: Equity Method Investments (Details) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Details
Cash and Equipment			$ 255,000
Gain (Loss) on Investments		$ 56,000
Proceeds from Sale of Equity Method Investments	$ 100,000